Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share.

	Year Ended December 31,
	2021	2020
Net loss adjusted for Deemed Dividends and Deemed Dividends equivalents	$(72,461)	$(24,996)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	24,862,600	18,510,033
Net loss per share attributable to common stockholders, basic and diluted	$(2.91)	$(1.35)

Schedule of dilutive outstanding shares

	Year Ended December 31,
	2021	2020
2020 Equity Incentive Plan	7,359,504	7,409,701
Public Warrants	7,736,416	—
2021 Convertible Notes	3,328,359	—
2021 Convertible Notes Warrants	1,000,000	—
GRNV Sponsor Private Warrants	2,100,000	—
Class B Common Shares - Held in escrow for indemnification purpose	1,600,000	—
2020 CEO Performance Award	600,000	600,000
2021 Omnibus Plan	450,000	—
Other Equity Awards with Performance condition	—	162,302
Convertible Preferred Stock Series B (1)	—	1,154,361
Net loss per share attributable to common stockholders, basic and diluted	24,174,279	9,326,364

(1)	The number of Common Shares presented is based on the actual number of Common Shares issued for the conversion of 453 Convertible Preferred Stock Series B, on August 12, 2021.